Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

	Year ended December 31,
	2021	2020
Net change in non-cash working capital items:
Accounts receivable	$(12,180)	$(13,266)
Inventories	(2,325)	(6,360)
Other assets	(8,297)	6,858
Accounts payable and accrued liabilities	10,366	(3,885)
Value added, payroll and other taxes	(2,662)	7,121
	$(15,098)	$(9,532)

Non-cash investing and financing activities:
Change in mineral, property, plant and equipment from change in estimates for provision for rehabilitation and closure costs	2,225	(3,803)
Additions to property, plant and equipment by leases	10,205	2,439
Non-cash changes in accounts payable in relation to capital expenditures	3,551	(581)
Transfer of PSU from equity reserves to liabilities	9,389	—